Convertible Notes (Details) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended					1 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 26, 2012	Nov. 08, 2011	Aug. 31, 2012 6% Convertible Redeemable Note	Jul. 31, 2012 6% Convertible Redeemable Note	Jun. 30, 2012 6% Convertible Redeemable Note	Nov. 30, 2011 6% Convertible Redeemable Note	Nov. 23, 2011 6% Convertible Redeemable Note	Jun. 30, 2012 8% Convertible Debentures	Apr. 30, 2012 8% Convertible Debentures	Sep. 30, 2012 8% Convertible Debentures	Sep. 30, 2012 10% Convertible Debentures	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Convertible Notes (Textual)
Convertible notes payable			$ 1,895,378	$ 934,567
Discount on convertible note payable			383,660	143,871
Notes bear interest rate	10.00%												8.00%		10.00%	6.00%	12.00%
Interest rate on convertible redeemable note			8.00%			12.00%					6.00%
Number of common shares issued for conversion of unsecured convertible note			732,500
Unsecured convertible, carrying amount of equity component			170,000
Change in fair value of derivative liability			233,186	(120,849)
Convertible redeemable note, face amount											100,000
Convertible notes maturity date	Sep. 30, 2014	Jul. 31, 2012								Nov. 23, 2012
Debt Instrument, Maturity Date Range, Start															Sep. 25, 2012
Convertible instrument, maturity, end date															Jun. 25, 2013
Convertible instrument, payment terms													The Debenture Holders will receive guaranteed interest on the original principal amount for a twelve-month period, even if the Primary Debentures are repaid within that period.
Convertible notes, fee amount											15,000
Convertible redeemable note subject to redemption, settlement terms, description										An optional right of redemption prior to maturity upon a five day notice and payment of a 40% premium on the unpaid principal amount of the loan.				The Company had the right to demand immediate conversion of the Primary Debentures or some part of them if, at any time prior to the maturity date, the Company's common stock had, for any twenty consecutive trading-day period, reported a closing bid price of $0.40 per share or greater and reported daily trading volume of 300,000 shares or more.	If the Company fails to file a registration statement within this 30 day period, or to have it declared effective within 90 days after the date of the registration rights agreement, or to maintain its effectiveness (in addition to other events described in the full text of the registration rights agreement), the Company will be obligated to pay the investors liquidated damages equal to 2% of the principal amount of the Notes per month until the event is cured, for up to one year, and 1% per month thereafter if the event continues uncured.
convertible debt, convertible, terms of conversion feature										If the Company draws down all of the funds made available by the Additional Financing between June 1, 2012 and August 1, 2012, the lender will use the Lender's Shares toward the conversion of the outstanding principal amount on the 6% Convertible Redeemable Note into shares of the Company's common stock. The conversion price for each share of common stock will be equal to 70% of the lowest closing bid price of the common stock for a period of five trading days, but no lower than $0.001 per share.				A conversion price of no more than $0.13, based on the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request. After this period the conversion price was to be 75% of the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request.	The Notes are convertible at any time at the option of the Holders into the Company's common stock at a conversion price based on 80% of the average of the three lowest closing prices for the common stock during the ten consecutive trading days immediately preceding the conversion request, however the conversion price may not exceed $0.04, and may not be lower than $0.02 per share.The Notes may be redeemed by the Company at any time prior to maturity with ten days' prior notice to the Holders, and payment of a premium of 25% on the unpaid principal amount of the Notes.
Debt conversion, converted instrument, additional shares issued										500,000
Convertible notes, additional funding provided by lender to the company			400,000				100,000	100,000	100,000	300,000
Convertible notes, minimum conversion price					$ 0.04						$ 0.001					$ 0.15	$ 0.25
Carrying amount of additional borrowings			102,765
Sale of convertible debt to accredited investor													550,000		1,025,000
Debt instrument maturity period												45 days	18 months		9 months
Convertible notes instrument, convertible, stock price trigger												$ 0.08
Number of shares to be purchased from issuance of warrants			2,300,000	979,167										2,700,000	23,125,000
Warrant vesting period														3 years	5 years
Warrants, exercise price			$ 0.17	$ 0.17										$ 0.10	$ 0.08
Number of additional shares to be purchased from issuance of warrants			0.08											2,300,000
Vesting period of additional warrant issued														5 years
Exercise price of additional warrants issued														$ 0.08
Fees, transfer agent															87,535
value of initial warrant at time of issuance as per black Scholes method														93,731
Value of subsequent warrant at time of issuance as per Black-Scholes method														63,391
Warrants, weighted-average assumptions, risk free interest rate, minimum														0.66%
Warrant, weighted-average assumptions, risk free interest rate, minimum														1.03%
Warrant, fair value assumptions, expected volatility rate, minimum														170.00%
Warrant, fair value assumptions, expected volatility rate, maximum														174.00%
Warrant, fair value assumptions, expected dividend yield														0.00%
Warrant, fair value assumptions, expected term, minimum														3 years
Warrant, fair value assumptions, expected term, maximum														5 years
Percentage of gross proceeds of primary debentures paid as placement fee to agent														10.00%	8.54%
Percentage of warrant coverage paid as placement fee to agent														10.00%
Convertible debentures elected to convert amount			996,554
Convert shares of common stock			38,170,195
Placed primary debentures												$ 200,000